Commitments & Contingencies (Details Narrative) - IPO [Member]	1 Months Ended
Jun. 22, 2018 USD ($) $ / shares
Minimum [Member]
Loss Contingencies [Line Items]
Underwriting discount per unit | $ / shares	$ 0.20
Underwriting commissions and cost | $	$ 3,105,000
Maximum [Member]
Loss Contingencies [Line Items]
Underwriting discount per unit | $ / shares	$ 0.35
Underwriting commissions and cost | $	$ 5,434,000